Retirement Benefits Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Schedule of Defined Benefit Plans Disclosures [Table Text Block]
Obligations and Funded Status
Pension and other postretirement benefit liabilities are accrued on an actuarial basis during the years an employee provides services.  The following table contains information at the dates indicated about the obligations and funded status of pension and other postretirement plans on a combined basis:

	December 31, 2013			December 31, 2012
	Pension Benefits
	Funded Plans	Unfunded Plans	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits
Change in benefit obligation:
Benefit obligation at beginning of period	$1,117	$78	$296	$1,257	$359
Service cost	3	—	—	3	1
Interest cost	33	2	6	15	3
Amendments	—	—	2	—	17
Benefits paid, net	(99)	(16)	(26)	(71)	(8)
Curtailments	—	—	—	—	(80)
Actuarial (gain) loss and other	(74)	(3)	(14)	(9)	4
Settlements	(95)	—	—	—	—
Dispositions	(253)	—	(41)	—	—
Benefit obligation at end of period	$632	$61	$223	$1,195	$296

Change in plan assets:
Fair value of plan assets at beginning of period	906	—	312	941	306
Return on plan assets and other	43	—	17	22	5
Employer contributions	—	—	8	14	9
Benefits paid, net	(99)	—	(26)	(71)	(8)
Settlements	(95)	—	—	—	—
Dispositions	(155)	—	(27)	—	—
Fair value of plan assets at end of period	$600	$—	$284	$906	$312

Amount underfunded (overfunded) at end of period	$32	$61	$(61)	$289	$(16)

Amounts recognized in the consolidated balance sheets consist of:
Non-current assets	$—	$—	$86	$—	$59
Current liabilities	—	(9)	(2)	(15)	(2)
Non-current liabilities	(32)	(52)	(23)	(274)	(41)
	$(32)	$(61)	$61	$(289)	$16

Amounts recognized in accumulated other comprehensive loss (pre-tax basis) consist of:
Net actuarial gain	$(86)	$(4)	$(25)	$(1)	$(1)
Prior service cost	—	—	18	—	16
	$(86)	$(4)	$(7)	$(1)	$15

Schedule of Accumulated and Projected Benefit Obligations [Table Text Block]
The following table summarizes information at the dates indicated for plans with an accumulated benefit obligation in excess of plan assets:

	December 31, 2013			December 31, 2012
	Pension Benefits
	Funded Plans	Unfunded Plans	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits
Projected benefit obligation	$632	$61	N/A	$1,195	N/A
Accumulated benefit obligation	632	61	223	1,179	$225
Fair value of plan assets	600	—	284	906	185

Schedule of Benefit Obligations Assumptions [Table Text Block]
Assumptions
The weighted-average assumptions used in determining benefit obligations at the dates indicated are shown in the table below:

	December 31, 2013		December 31, 2012
	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits
Discount rate	4.65%	2.33%	3.41%	2.39%
Rate of compensation increase	N/A	N/A	3.17%	N/A

Schedule or Description of Weighted Average Discount Rate [Table Text Block]
The weighted-average assumptions used in determining net periodic benefit cost for the periods presented are shown in the table below:

	December 31, 2013		December 31, 2012
	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits
Discount rate	3.50%	2.68%	2.37%	2.43%
Expected return on assets:
Tax exempt accounts	7.50%	6.95%	7.63%	7.00%
Taxable accounts	N/A	4.42%	N/A	4.50%
Rate of compensation increase	N/A	N/A	3.02%	N/A

Schedule of Health Care Cost Trend Rates [Table Text Block]
The assumed health care cost trend rates used to measure the expected cost of benefits covered by Southern Union’s and Sunoco’s other postretirement benefit plans are shown in the table below:

	December 31,
	2013	2012
Health care cost trend rate assumed for next year	7.57%	7.78%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	5.42%	5.32%
Year that the rate reaches the ultimate trend rate	2018	2018

Fair Value of Plan Assets [Table Text Block]
The fair value of the pension plan assets by asset category at the dates indicated is as follows:

	Fair Value as of	Fair Value Measurements at December 31, 2013 Using Fair Value Hierarchy
	December 31, 2013	Level 1	Level 2	Level 3
Asset Category:
Cash and cash equivalents	$12	$12	$—	$—
Mutual funds (1)	368	—	281	87
Fixed income securities	220	—	220	—
Total	$600	$12	$501	$87

(1)	Primarily comprised of approximately 66% equities, 10% fixed income securities, and 24% in other investments as of December 31, 2013.

	Fair Value as of	Fair Value Measurements at December 31, 2012 Using Fair Value Hierarchy
	December 31, 2012	Level 1	Level 2	Level 3
Asset Category:
Cash and cash equivalents	$25	$25	$—	$—
Mutual funds (1)	516	—	433	83
Fixed income securities	354	—	354	—
Multi-strategy hedge funds (2)	11	—	11	—
Total	$906	$25	$798	$83

(1)	Primarily comprised of approximately 36% equities, 54% fixed income securities, and 10% in other investments as of December 31, 2012.

(2)
Primarily includes hedge funds that invest in multiple strategies, including relative value, opportunistic/macro, long/short equities, merger arbitrage/event driven, credit, and short selling strategies, to generate long-term capital appreciation through a portfolio having a diversified risk profile with relatively low volatility and a low correlation with traditional equity and fixed-income markets.  These investments can generally be redeemed effective as of the last day of a calendar quarter at the net asset value per share of the investment with approximately 65 days prior written notice.

The fair value of the other postretirement plan assets by asset category at the dates indicated is as follows:

	Fair Value as of	Fair Value Measurements at December 31, 2013 Using Fair Value Hierarchy
	December 31, 2013	Level 1	Level 2	Level 3
Asset Category:
Cash and Cash Equivalents	$10	$10	$—	$—
Mutual funds (1)	130	112	18	—
Fixed income securities	144	—	144	—
Total	$284	$122	$162	$—

(1)	Primarily comprised of approximately 41% equities, 48% fixed income securities, 6% cash, and 5% in other investments as of December 31, 2013.
The Level 1 plan assets are valued based on active market quotes.  The Level 2 plan assets are valued based on the net asset value per share (or its equivalent) of the investments, which was not determinable through publicly published sources but was calculated consistent with authoritative accounting guidelines.  See Note 2 for information related to the framework used to measure the fair value of its pension and other postretirement plan assets.

	Fair Value as of	Fair Value Measurements at December 31, 2012 Using Fair Value Hierarchy
	December 31, 2012	Level 1	Level 2	Level 3
Asset Category:
Cash and Cash Equivalents	$7	$7	$—	$—
Mutual funds (1)	147	126	21	—
Fixed income securities	158	—	158	—
Total	$312	$133	$179	$—

(1)	Primarily comprised of approximately 19% equities, 74% fixed income securities, 4% cash, and 3% in other investments as of December 31, 2012.
The Level 1 plan assets are valued based on active market quotes.  The Level 2 plan assets are valued based on the net asset value per share (or its equivalent) of the investments, which was not determinable through publicly published sources but was calculated consistent with authoritative accounting guidelines.  See Note 2 for information related to the framework used to measure the fair value of its pension and other postretirement plan assets.

Schedule of Expected Benefit Payments [Table Text Block]
Benefit Payments
Southern Union’s and Sunoco’s estimate of expected benefit payments, which reflect expected future service, as appropriate, in each of the next five years and in the aggregate for the five years thereafter are shown in the table below:

	Pension Benefits
Years	Funded Plans	Unfunded Plans	Other Postretirement Benefits (Gross, Before Medicare Part D)
2014	$82	$9	$31
2015	77	9	29
2016	67	8	28
2017	61	7	26
2018	56	7	24
2019 – 2023	220	23	87

Schedule of Net Benefit Costs [Table Text Block]
Components of Net Periodic Benefit Cost

	December 31, 2013		December 31, 2012
	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits
Net Periodic Benefit Cost:
Service cost	$3	$—	$3	$1
Interest cost	35	6	15	3
Expected return on plan assets	(54)	(9)	(21)	(5)
Prior service cost amortization	—	1	—	—
Actuarial loss amortization	2	—	—	—
Special termination benefits charge	—	—	2	—
Curtailment recognition (1)	—	—	—	(15)
Settlements	(2)	—	—	—
	(16)	(2)	(1)	(16)
Regulatory adjustment (2)	5	—	9	2
Net periodic benefit cost	$(11)	$(2)	$8	$(14)

(1)
Subsequent to the Southern Union Merger, Southern Union amended certain of its other postretirement employee benefit plans, which prospectively restrict participation in the plans for the impacted active employees.  The plan amendments resulted in the plans becoming currently over-funded and, accordingly, Southern Union recorded a pre-tax curtailment gain of $75 million.  Such gain was offset by establishment of a non-current refund liability in the amount of $60 million.  As such, the net curtailment gain recognition was $15 million.

(2)
Southern Union has historically recovered certain qualified pension benefit plan and other postretirement benefit plan costs through rates charged to utility customers in its distribution operation.  Certain utility commissions require that the recovery of these costs be based on the Employee Retirement Income Security Act of 1974, as amended, or other utility commission specific guidelines.  The difference between these regulatory-based amounts and the periodic benefit cost calculated pursuant to GAAP is deferred as a regulatory asset or liability and amortized to expense over periods in which this difference will be recovered in rates, as promulgated by the applicable utility commission.